Financial instruments - additional disclosures - Activity in level 3 financial assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	$ 4,674
Net gains recognized in Consolidated Income Statement	142	$ 0
Balance as of December 31	4,813	4,674
Long-term financial investments measured at FVOCI
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	282
Balance as of December 31	328	282
Financial investments measured at FVPL
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	194
Balance as of December 31	212	194
Long-term financial investments | Level 3 | Long-term financial investments measured at FVOCI
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	201	147
Additions	42	116
Net (losses)/gains recognized in Consolidated Statement of Comprehensive Income	(20)	90
Net gains recognized in Consolidated Income Statement	0	0
Amortization	0	0
Transfer to Other non-current assets	0	(132)
Settlements	(27)	(20)
Balance as of December 31	196	201
Long-term financial investments | Level 3 | Financial investments measured at FVPL
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	2	8
Additions	5	0
Net (losses)/gains recognized in Consolidated Statement of Comprehensive Income	0	0
Net gains recognized in Consolidated Income Statement	0	2
Amortization	(2)	(3)
Transfer to Other non-current assets	0	0
Settlements	0	(5)
Balance as of December 31	$ 5	$ 2